Nationwide Marathon® Performance VUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A

•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	M Fund, Inc. - M Capital Appreciation Fund
•	M Fund, Inc. - M International Equity Fund
•	M Fund, Inc. - M Large Cap Growth Fund
•	M Fund, Inc. - M Large Cap Value Fund
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3

•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment options are also available under the policy.
❍	Fixed Account
❍	Long-Term Fixed Account

Table of Contents (continued)

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.

Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an effective annual rate, see Fixed Investment Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Investment Options Transfers.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the fixed investment options and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children's Term Insurance Rider
•	Long-term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)

•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	Extended Death Benefit Guarantee Rider
•	Accumulation Rider (with Surrender Charge Waiver Options)
•	For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.

Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Investment Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the fixed investment options. Before the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the fixed investment options. See Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.

In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the fixed investment options, unless the policy owner elects Directed Monthly Deductions, except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Without Accumulation Rider	With Accumulation Rider
Sales Load[1]	Upon making a Premium payment
Maximum:		$65 from each $1,000 of Premium	$25 from each $1,000 of Premium
Currently:		$55 from each $1,000 of Premium	$25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment
Maximum:		$35 from each $1,000 of Premium	$35 from each $1,000 of Premium
Currently:		$35 from each $1,000 of Premium	$35 from each $1,000 of Premium
Illustration Charge[2]	Upon requesting an illustration
Maximum:		$25	$25
Currently:		$0	$0
Partial Surrender Fee	Upon a partial surrender
Maximum:		lesser of $25 or 2% of the amount surrendered	lesser of $25 or 2% of the amount surrendered
Currently:		$0	$0
Surrender Charge3†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases
Maximum:		$51.83 per $1,000 of Specified Amount	$50.91 per $1,000 of Specified Amount
Minimum:		$0.41 per $1,000 of Specified Amount	$0.35 per $1,000 of Specified Amount
Representative: an age 35 male select preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000, Death Benefit Option 1, and a complete surrender of the policy in the first year.
Note: For the representative charge with the Accumulation Rider, it is also assumed that no surrender charge waiver option is elected.		$9.30 per $1,000 of Specified Amount	$12.12 per $1,000 of Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.

[1]	The amounts reflected as maximum Sales Load Charge and Premium Taxes Charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load. For policies without the Accumulation Rider, the Sales Load varies based on the amount of Premium paid and length of time the policy has been In Force. The maximum Sales Load shown is the guaranteed maximum rate charged during the first five policy years. The current Sales Load shown is the current rate applicable during each of the first five policy years for Premium paid up to the Commissionable Target Premium in each year. For policies with the Accumulation Rider, the Sales Load varies based on the amount of Premium paid. The maximum Sales Load shown is the guaranteed maximum that may be charged in any policy year. The current Sales Load shown is the current rate applicable in all policy years for Premium paid up to the Commissionable Target Premium in each year.
[2]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[3]	For policies without the Accumulation Rider issued prior to January 1, 2014, the maximum Surrender Charge is $52.46 per $1,000 of Specified Amount. For policies without the Accumulation Rider, the Surrender Charge varies by policy based on Insured's Attained Age, sex, underwriting class, Total Specified Amount and Base Policy Specified Amount, and Premium paid during the first two policy years after the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum Surrender Charge calculation assumes the Insured is a male, age 73 (72 for policies issued prior to January 1, 2014), standard tobacco; the Base Policy Specified Amount is $100,000; the aggregate premium paid during the first two policy years exceeds the surrender target premium; and a full surrender is taken during the first policy year. The minimum Surrender Charge calculation assumes the Insured is female; issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 or more, the aggregate premium paid during the first two policy years equals the minimum Premium required at issue; and a full surrender is taken in policy year 14.
For policies with the Accumulation Rider issued prior to January 1, 2014, the maximum Surrender Charge is $50.84 per $1,000 of Specified Amount. For policies with the Accumulation Rider, the Surrender Charge varies by policy based on the Insured's Attained Age, sex, Death Benefit option, Total Specified Amount and Base Policy Specified Amount, and Premium paid during the first policy year after the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum Surrender Charge calculation assumes the Insured is a male; issue age 68; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $1,000,000; and the aggregate first year Premium exceeds the surrender target premium; no surrender charge waiver option is elected; and a full surrender is taken during either of the first two policy years. The minimum Surrender Charge calculation assumes the Insured is a female; issue age 3; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $10,000,000 or more, the aggregate first year Premium equals the minimum Premium required at issue; no surrender charge waiver option is elected; and a full surrender is taken during the 10th policy year. The charges shown may not be representative of the charges that a particular policy owner may pay.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
		Without Accumulation Rider	With Accumulation Rider
Cost of Insurance Charge1†	Monthly
Maximum:		$83.34 per $1,000 of Net Amount At Risk	$83.34 per $1,000 of Net Amount At Risk
Minimum:		$0.02 per $1,000 of Net Amount At Risk	$0.02 per $1,000 of Net Amount At Risk
Representative: an age 35 male select preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1		$0.10 per $1,000 of Net Amount At Risk	$0.03 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed	$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly
Maximum:		$0.67 per $1,000 of variable Cash Value	$0.25 per $1,000 of variable Cash Value

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
		Without Accumulation Rider	With Accumulation Rider
Currently:		$0.67 per $1,000 of variable Cash Value	$0.00 per $1,000 of variable Cash Value
Administrative Per Policy Charge[4]	Monthly
Maximum:		$20 per policy	$25 per policy
Currently:		$20 per policy	$25 per policy
Underwriting and Distribution Charge5†	Monthly
Maximum:		$0.20 per $1,000 of Base Policy Specified Amount	$1.18 per $1,000 of Base Policy Specified Amount
Minimum:		$0.04 per $1,000 of Base Policy Specified Amount	$0.02 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, in the first policy year, male select preferred non-tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1		$0.08 per $1,000 of Base Policy Specified Amount	$0.20 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[6]	Annually
Maximum:		4.50% of outstanding policy loan	3.90% of outstanding policy loan
Currently:		4.50% of outstanding policy loan	3.90% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	For policies without the Accumulation Rider, the maximum Cost of Insurance Charge calculation assumes the Insured is a male; issue age 45; policy year 75; standard tobacco; and a Base Policy Specified Amount of $100,000. The minimum charge calculation assumes the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
For policies with the Accumulation Rider, the maximum Cost of Insurance Charge calculation assumes the Insured is a male; issue age 85; policy year 35; standard tobacco; and a Base Policy Specified Amount less than $250,000. The minimum charge calculation assumes the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance Charge.
[3]	For policies without the Accumulation Rider, the Mortality and Expense Risk Charge varies based on the amount of the policy's Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force. The maximum Mortality and Expense Risk Charge shown reflects the guaranteed maximum that may be charged in any policy month during the first 15 policy years based on any dollar amount allocated to the Sub-Accounts. The current Mortality and Expense Risk Charge shown assumes a policy during the first 15 policy years and variable Cash Value of $250,000 or less.
For policies with the Accumulation Rider, the Mortality and Expense Risk Charge varies based on the amount of the policy's Cash Value allocated to the Sub-Accounts. The maximum Mortality and Expense Risk Charge shown reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts, see Mortality and Risk Expense Charge.

[4]	For policies without the Accumulation Rider, the maximum Administrative Per Policy Charge is $20 per month during the first policy year and $10 per month beginning in the second policy year and thereafter. For policies with the Accumulation Rider, the maximum Administrative Per Policy Charge is $25 per month during the first policy year and $10 per month beginning in the second policy year and thereafter.
[5]	For policies without the Accumulation Rider, the Underwriting and Distribution Charge varies based on the Attained Age of the Insured and the Base Policy Specified Amount in effect on the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum charge calculation shown assumes policy year one; any issue age; and a Base Policy Specified Amount of $250,000. The minimum charge assumes policy year one; the Insured is either male or female; issue age 0; any underwriting classification; and a Base Policy Specified Amount $10,000,000 or more.
For policies with the Accumulation Rider, the Underwriting and Distribution Charge varies based on the Attained Age of the Insured, Death Benefit option in effect, and the Base Policy Specified Amount on the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum charge calculation assumes policy year one; an issue age of 85; Base Policy Specified Amount of $250,000 or less; and Death Benefit Option 2 is in effect. The minimum charge calculation assumes policy year one; an issue age of 0; Base Policy Specified Amount of $10,000,000 or more; and Death Benefit Option 1 is in effect, see Underwriting and Distribution Charge.
[6]	The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider
Maximum:		$42.50 per $1,000 of Cash Value	$42.50 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value	$1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000.		$32 per $1,000 of Cash Value	$32 per $1,000 of Cash Value
Accelerated Death Benefit Rider Charge1†
Administrative Expense Charge	Upon invoking the Rider
Maximum:		$250.00	$250.00
Currently:		$250.00	$250.00
Rider Charge	Upon invoking the Rider
Maximum:		$200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	$200 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Minimum:		$30.00 per $1,000 of Unadjusted Accelerated Death Benefit Payment	$30.00 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of one year, and an assumed interest rate of 5% and a risk charge of 5%.		$100 per $1,000 of Cash Value	$100 per $1,000 of Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly
Maximum:		for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium	for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium
Currently:		for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium	for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premium

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Children's Term Insurance Rider Charge	Monthly
Maximum:		$0.43 per $1,000 of Rider Specified Amount	$0.43 per $1,000 of Rider Specified Amount
Currently:		$0.43 per $1,000 of Rider Specified Amount	$0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge2†	Monthly
Maximum:		$28.65 per $1,000 of Rider Net Amount At Risk	$28.65 per $1,000 of Rider Net Amount At Risk
Minimum:		$0.00 per $1,000 of Rider Net Amount At Risk	$0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male select preferred non-tobacco		$0.02 per $1,000 of Rider Net Amount At Risk	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge3†	Monthly
Maximum:		$10.23 per $1,000 of Rider Specified Amount	$10.23 per $1,000 of Rider Specified Amount
Minimum:		$0.10 per $1,000 of Rider Specified Amount	$0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000		$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge4†	Monthly
Maximum:		$0.75 per $1,000 of Rider Specified Amount	$0.75 per $1,000 of Rider Specified Amount
Minimum:		$0.05 per $1,000 of Rider Specified Amount	$0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male select preferred non-tobacco with a Accidental Death Benefit Rider Specified Amount of $100,000		$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Waiver of Monthly Deductions Rider Charge5†	Monthly
Maximum:		$855 per $1,000 of Waiver of Monthly Deduction Benefit	$855 per $1,000 of Waiver of Monthly Deduction Benefit
Minimum:		$85 per $1,000 of Waiver of Monthly Deduction Benefit	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male select preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1		$85 per $1,000 of Waiver of Monthly Deduction Benefit	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge6†	Monthly
Maximum:		$315 per $1,000 of Premium Waiver Benefit	$315 per $1,000 of Premium Waiver Benefit
Minimum:		$42 per $1,000 of Premium Waiver Benefit	$42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male select preferred non-tobacco		$42 per $1,000 of Premium Waiver Benefit	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge[7]	Monthly
Maximum:		$83.34 per $1,000 of Rider Death Benefit	$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.02 per $1,000 of Rider Death Benefit	$0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, select preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000		$0.05 per $1,000 of Rider Death Benefit	$0.03 per $1,000 of Rider Death Benefit

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Extended Death Benefit Guarantee Rider Charge8†	Monthly
Maximum:		$0.16 per $1,000 of Base Policy Specified Amount	__
Minimum:		$0.01 per $1,000 of Base Policy Specified Amount	__
Representative: an issue age 35 male, select preferred non-tobacco, with an Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration, and a Base Policy Specified Amount of $500,000		$0.06 per $1,000 of Base Policy Specified Amount	__
Accumulation Rider - Surrender Charge Waiver Option Charge9†
Option 1 - Full Surrender Charge Waiver	Monthly
Maximum:		__	$0.20 per $1,000 of Base Policy Specified Amount
Minimum:		__	$0.05 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, male or female, any underwriting class, any Death Benefit option, and any Base Policy Specified Amount		__	$0.12 per $1,000 of Base Policy Specified Amount
Option 2 - Partial Surrender Charge Waiver	Monthly
Maximum:		__	$0.10 per $1,000 of Base Policy Specified Amount
Minimum:		__	$0.03 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, male or female, any underwriting class, any Death Benefit option, and any Base Policy Specified Amount		__	$0.05 per $1,000 of Base Policy Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Accelerated Death Benefit Rider Charge is comprised of two sets of charges: an Administrative Expense Charge and a Rider Charge which is composed of an interest rate discount and a risk charge. The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit. The maximum charge calculation assumes: an interest rate discount of 15%; a risk charge of 5%; and a one year life expectancy for the Insured. The minimum charge calculation assumes: an interest rate discount of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to three months, see Accelerated Death Benefit Rider.

[2]	The Long-Term Rider maximum charge calculation assumes the Insured is a female, Attained Age 99, standard tobacco with a Substandard Rating table P. The minimum charge calculation assumes the Insured is either male or female; Attained Age 100; and any underwriting classification, see Long-Term Care Rider.
[3]	The Spouse Life Insurance Rider maximum charge calculation assumes the insured spouse is a male, Attained Age 69, standard tobacco with a Substandard Rating of table F; a Flat Extra Charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000. The minimum charge calculation assumes the insured spouse is female, Attained Age 21, standard non-tobacco, no Substandard Rating or Flat Extra Charge; and a Rider Specified Amount of $100,000, see Spouse Life Insurance Rider.
[4]	The Accidental Death Benefit Rider maximum charge calculation assumes the Insured is Attained Age 69, with a Substandard Rating of table P. The minimum charge calculation assumes the Insured is Attained Age 5, with no Substandard Rating, see Accidental Death Benefit Rider.
[5]	The Waiver of Monthly Deductions Rider maximum charge calculation assumes the Insured is Attained Age 59, with a Substandard Rating of table H. The minimum charge calculation assumes the Insured is male, Attained Age 18, with no Substandard Rating, see Waiver of Monthly Deductions Rider.
[6]	The Premium Waiver Rider maximum charge calculation assumes monthly Premium payments of $1,000; the Insured is a female, Attained Age 64, with a Substandard Rating of table H. The minimum charge calculation assumes monthly Premium payments of $1,000; the Insured is male, Attained Age 18; and any underwriting classification, see Premium Waiver Rider.
[7]	The Additional Term Insurance Rider monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit, see Additional Term Insurance Rider. For policies without the Accumulation Rider, the maximum charge calculation assumes the Insured is either male or female; Attained Age 119; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount. The minimum charge calculation assumes the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
For policies with the Accumulation Rider, the maximum charge calculation assumes the Insured is either male or female and Attained Age 119; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount. The minimum charge calculation assumes the Insured is female; issue age 5; non-tobacco; policy year one; and a Total Specified Amount of at least $1,000,000.
[8]	The Extended Death Benefit Guarantee Rider charge varies based on the Insured's sex, Issue Age, underwriting class, the elected guarantee duration, and the percentage of the Base Policy Specified Amount to be guaranteed by this Rider. The maximum charge calculation assumes the Insured is either sex; any Issue Age; any underwriting classification; a lifetime guarantee duration is elected; and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider. The minimum charge calculation assumes the Insured is female, Issue Age 18; select preferred non-tobacco; a 20-year guarantee duration is elected; and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider, see Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider is not available with the Accumulation Rider.
[9]	The Accumulation Rider - Surrender Charge Waiver Option Charge varies by the option elected, if any; and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase. The maximum charge reflects the maximum that may be assessed in any policy year for any issue age. The minimum charge assumes the Insured is issue age 0. The Surrender Charge Waiver Options are only available with the Accumulation Rider, see Accumulation Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.14%	2.45%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Investment Options
Nationwide's obligations under the fixed investment options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.

Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed investment options.
Because of exemptive and exclusionary provisions, interests in the fixed investment options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment options. Disclosure regarding the fixed investment options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the fixed investment options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account. The Long-Term Fixed Account may not be available in the state where the policy is issued. The effective annual rate Nationwide declares for the fixed investment options will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the fixed investment options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Note: Interest credited on a current basis in excess of the guaranteed minimum is not guaranteed and Nationwide may offer promotional rates for new issues and/or in force policies that may not be sustainable for long periods of time. In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the fixed investment options is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Investment Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options, see Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Interest Crediting on Long-Term Fixed Account
Nationwide anticipates that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate. Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations. However, longer investment durations may not always produce higher returns. Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate. The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.

Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.

How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Investment Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options. Contact the Service Center for information regarding restrictions in effect for the fixed investment options at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the fixed investment options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:

(1)	$5,000; or
(2)	10% of the policy's Long-Term Fixed Account value as of the Policy Monthaversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Investment Option Restriction
Nationwide may refuse Net Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed investment options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed investment options may be credited interest at different rates, see Fixed Investment Options. Transfers from the fixed investment options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by Internet at www.nationwide.com.
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-677-7393
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amount allocated to the Fixed Account and Long-Term Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.

Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured’s age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the fixed investment options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed investment options based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner.

Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed investment options allocations:
(1)	Nationwide may refuse Premium allocations, including initial Premium, to the fixed investment options that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value; and
(2)	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, may not be permitted:
(a)	to exceed $500,000 in any 12 month period (determined on a rolling basis considering any Premium payment allocations during the 12 months prior to the Valuation Period during which Nationwide receives a Premium payment); and/or
(b)	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.
Nationwide may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the fixed investment options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value or Lapse protection provided by the Guaranteed Policy Continuation Provision would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.

Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, increasing or decreasing the Specified Amount will result in a loss of any reduction in the current Sales Load applicable to premium received on and after the date of the change, see Sales Load.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a policy owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account;
•	any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•	a Mortality and Expense Risk Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. This type of policy exchange is not a contractual right of the policy in all states and where permitted by law, Nationwide may refuse such a request. Policy exchanges are subject to Nationwide’s approval, payment of all the costs associated with the exchange, and the Insured satisfying current underwriting standards of insurability applicable to the new policy. The policy owner may transfer Indebtedness to the new policy.

Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the fixed investment options, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. Nationwide may waive the Sales Load on the initial Premium paid into this Policy as part of a sponsored exchange program to another policy as permitted under the securities laws and/or rules or by order of the SEC.

Commissionable Target Premium. The Commissionable Target Premium referred to below is provided in policy illustrations. The policy owner may request an illustration and should consult with his or her registered representative for more specific information, or contact the Service Center.
If the Accumulation Rider is not elected: On a guaranteed basis, the maximum Sales Load is
Policy Year	Percentage of all Premium paid
1-5	6.5%
6-15	4.5%
16+	1.5%
On a current basis, the Sales Load is:
Policy Year	Percentage of Premium paid up to the Commissionable Target Premium amount	Percentage of Premium paid in excess of the Commissionable Target Premium amount
1-5	5.5%	1.5%
6-15	3.5%	1.5%
16+	1.5%	1.5%
If the Accumulation Rider is elected: On a guaranteed basis, the maximum Sales Load is 2.5% of all Premium paid in any Policy Year.
On a current basis, the Sales Load is 2.5% of each Premium paid, unless the Additional Term Rider is also elected at issue. If the Additional Term Insurance Rider is also elected at issue, a reduced Sales Load will be assessed on a current basis for annualized Premium in excess of the Commissionable Target Premium, subject to a minimum Sales Load on Premium in excess of the Commissionable Target Premium of 0.75%. If applicable, such reduction will vary based on the portion of the Total Specified Amount attributable to the Additional Term Insurance Rider. The reduction will apply only until such time as any increase or decrease is made to the Base Policy Specified Amount and/or the Additional Term Insurance Rider Specified Amount, except for increases or decreases due to a Death Benefit option change that preserves the Net Amount At Risk. If the policy is eligible for a reduction in the current Sales Load at issue, and later a Total Specified Amount increase or decrease is made, except for increases or decreases due to a death benefit option change that preserves the Net Amount At Risk, the Sales Load reduction will no longer apply to Premium payments received on or after the date of the change.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.

Surrender Charge
A Surrender Charge is deducted from the Cash Value if the policy is surrendered or Lapsed. If the Base Policy Specified Amount is increased, and then later reduced to less than it was before the increase, a Surrender Charge will also be deducted.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records. Thus, the Surrender Charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. (The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses.) The administrative target factor varies by the Total Specified Amount and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase.
The sales component is the lesser of the following two amounts: (1) the surrender target premium, which is the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all premium payments made:
(a)	during the first two policy years after the Policy Date or effective date of a Base Policy Specified Amount increase if the Accumulation Rider is not elected; or
(b)	during the first policy year after the Policy Date or effective date of a Base Policy Specified Amount increase if the Accumulation Rider is elected.
The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies:
•	by the Insured's sex, Attained Age, and underwriting classification on the Policy Date or effective date of a Base Policy Specified Amount increase, if the Accumulation Rider is not elected; or
•	by the Insured's sex and Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase if the Accumulation Rider is elected.
The Statement of Additional Information contains tables showing the Administrative Target Factors and Surrender Target Factors.
The initial Surrender Charge is the sum of the underwriting component and a percentage that varies:
•	by the Insured's issue age and sex on the Policy Date or effective date of a Base Policy Specified Amount increase, and ranges between 24% to 65% of the sales component if the Accumulation Rider is not elected; or
•	if the Accumulation Rider is elected, by the Insured's issue age, sex, the Total Specified Amount, and Death Benefit option on the Policy date or effective Date of a Base Policy Specified Amount increase, and ranges between 21% to 85% of the sales component.
The Statement of Additional Information contains tables showing the applicable Surrender Charge Percentage.
Generally, Surrender Charges will be greater for Insureds who are older or tobacco rate type and less for Insureds who are younger or non-tobacco rate type. For a given Insured, larger Total Specified Amounts will produce greater Surrender Charges. In addition, Surrender Charges will increase with the amount of Premium paid up to the surrender target premium defined in (1), during the period defined in (2) of the sales component description above. Surrender Charges based on Premium paid equal to the surrender target premium represent the maximum Surrender Charges Nationwide is permitted by law to apply for a particular policy. Paying Premium in excess of the surrender target premium will not impact the Surrender Charges.
When considering the potential impact of Surrender Charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize the Surrender Charges by choosing a lower Base Policy Specified Amount may result in inadequate Death Benefit coverage, and paying less Premium in the early policy years to minimize Surrender Charges may result in higher Cost of Insurance Charges and a greater chance the policy could Lapse. The policy owner should consult with a registered representative and carefully weigh all relevant benefit and charge factors, including the Accumulation Rider's surrender charge waiver options, together with his or her goals in purchasing this policy.

Depending on the policy year of the surrender and the Insured's age on the Issue Date or at the time an increase becomes effective, the actual Surrender Charge paid will be a percentage of the initial Surrender Charge, as set forth in the tables that follow. The applicable table will vary by whether the Accumulation Rider is elected.
Surrender Charge Schedule without the Accumulation Rider
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Surrender Charges Schedule with the Accumulation Rider*
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
6	85.0%	65.0%
7	70.0%	60.0%
8	52.0%	45.0%
9	30.0%	30.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%
*	If the policy owner elected a Surrender Charge waiver option under the Accumulation Rider, see Accumulation Rider for the applicable surrender charge reduction schedule.
For applications signed on or after February 15, 2013 that have not elected a Surrender Charge Waiver Option under the Accumulation Rider, Nationwide will provide a "Large Case" Surrender Charge schedule with lower surrender charges during the first four Policy Years for policies with first year premium equal to or greater than $25,000, as follows:
Large Case Surrender Charge Schedule without the Accumulation Rider
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	0%	0%
2	10.0%	10.0%
3	25.0%	23.125%
4	47.5%	42.5%
5	87.5%	77.5%
6	80.0%	70.0%

Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Large Case Surrender Charge Schedule with the Accumulation Rider*
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	0%	0%
2	10.0%	10.0%
3	25.0%	23.75%
4	50.0%	47.5%
5	95.0%	80.0%
6	85.0%	65.0%
7	70.0%	60.0%
8	52.0%	45.0%
9	30.0%	30.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%
*	If the policy owner elected a Surrender Charge waiver option under the Accumulation Rider, refer to the "Accumulation Rider" section of this prospectus for the applicable surrender charge reduction schedule.
The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Surrender Charge. The Surrender Charge for each segment, when added together, will equal the total Surrender Charge.
If the Accumulation Rider is not elected: Surrender Charges for an increase segment are only 60% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.
If the Accumulation Rider is elected: Surrender Charges for an increase segment are 100% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.
Appendix C: Surrender Charge Examples provides more information and examples showing how the Surrender Charge is calculated.
Any Surrender Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations.
Surrender Charge Waiver
Nationwide will waive the surrender charge if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Exchanging the Policy section, subject to the following:
•	the exchange and waiver are subject to new evidence of insurability and Nationwide’s underwriting approval; and
•	the policy owner has not invoked any of these Riders:
❍	Premium Waiver Rider;
❍	Waiver of Monthly Deductions Rider; or
❍	Long-Term Care Rider.

Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Effect of the Accumulation Rider: The guaranteed maximum Cost of Insurance Charge rates are the same whether or not the Accumulation Rider is elected. However, on a current basis, rates will also vary based on whether or not the Rider is elected.
Generally, if the Accumulation Rider is not elected, current Cost of Insurance Charge rates will be lower during the first five policy years, and higher thereafter, than if the Accumulation Rider is not elected, see Accumulation Rider.
The policy owner can request an illustration with and without the Accumulation Rider to determine its impact on the current Cost of Insurance Charges.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
If the Accumulation Rider is not elected: The maximum guaranteed Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1 - 15	Policy Years 16+
Charge for all Variable Cash Value	$8.00 per $1,000	$3.00 per $1,000

This means that on a guaranteed basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force.
On a current basis, the Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1 - 15	Policy Years 16+
Charge for first $250,000 of Variable Cash Value	$8.00 per $1,000	$3.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the variable Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
If the Accumulation Rider is elected: The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $3.00 per $1,000 of all variable Cash Value for all policy years. Currently, the amount of the Mortality and Expense Risk Charge that is assessed is $0.00.
Administrative Per Policy Charge
A monthly Administrative Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. The Administrative Per Policy Charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping.
If the Accumulation Rider is not elected: The maximum guaranteed Administrative Per Policy Charge is $20 per month in the first policy year and $10 per month thereafter. Currently, the Administrative Per Policy Charge is $20 per month in the first policy year and $5 per month thereafter.
If the Accumulation Rider is elected: The maximum guaranteed Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter. Currently, the Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy. The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Underwriting and Distribution Charge. The Underwriting and Distribution Charge for each segment, when added together, will equal the total Underwriting and Distribution Charge.
If the Accumulation Rider is not elected: The guaranteed maximum Underwriting and Distribution Charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. On a guaranteed basis, this charge is assessed for seven years for Base Policy Specified Amounts issued at ages 0-39, and five years for Base Policy Specified Amounts issued at age 40 or higher, measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.
On a current basis the Underwriting and Distribution Charge varies by the Insured's Attained Age and the Base Policy Specified Amount and is assessed for five years from the Policy Date or the effective date of a Base Policy Specified Amount increase for all issue ages. Currently, Nationwide charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and the Death Benefit option in effect at the time of determination.
If the Accumulation Rider is elected: The Underwriting and Distribution Charge varies by the Insured's Attained Age, Base Policy Specified Amount, and the Death Benefit option in effect on the Policy Date or effective date of a Base Policy Specified Amount increase. The Underwriting and Distribution Charge will be assessed for 10 years measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.

Based on the above three factors, the maximum guaranteed Underwriting and Distribution Charge rates are obtained for an Attained Age 85 Insured with Death Benefit Option 2 in effect on the Policy Date or effective date of a Base Policy Specified Amount increase, and are as follows: $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount, $1.01 per $1,000 of Base Policy Specified Amount from $250,000 to $500,000, and $1.01 per $1,000 of Base Policy Specified Amount in excess of $500,000.
On a current basis Nationwide may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and the Death Benefit option in effect at the time of determination.
Examples of how to calculate the monthly dollar amount of the charge are contained in Appendix E: Underwriting and Distribution Charge Examples and Appendix F: Underwriting and Distribution Charge Examples with the Accumulation Rider. The Statement of Additional Information contains a complete table of the guaranteed maximum rates. Contact the Service Center to obtain illustrtations of the charge.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.

Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation." The total compensation is determined as a function of Premium paid up to the Commissionable Target Premium and Premium paid in excess of Commissionable Target Premium.
The maximum total compensation Nationwide pays to any broker-dealer firm in conjunction with policy sales, or Base Policy Specified Amount increases, is:
If the Accumulation Rider is not elected: 145% of Premiums paid during the first two Policy Years up to the Commissionable Target Premium, plus 5% any premium paid in excess of the Commissionable Target Premium during the first two Policy Years, and 5% of all Premium paid after the second Policy Year.
If the Accumulation Rider is elected:
•	if no surrender charge waiver option is elected, 145% of Premiums paid during the first Policy Year up to the Commissionable Target Premium, plus 5% any Premium paid in excess of the Commissionable Target Premium during the first Policy Year, and 5% of all Premium paid after the first Policy Year; or
•	if either surrender charge waiver is elected, 180% of Premiums paid during the first Policy Year up to the Commissionable Target Premium (60% in the first Policy Year and 30% in each of the second through the fifth Policy Years), plus 5% of any Premium paid in excess of the Commissionable Target Premium during the first Policy Year, and 5% of all Premium paid after the first Policy Year.
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the amounts stated above. Commission may also be paid on a levelized basis. If a levelized commission is paid, it will not exceed 75% of first year Premium and 25% of renewal Premium after the first year. Commission may also be paid as an asset-based amount instead of a Premium based amount. If an asset-based commission is paid, it will not exceed 0.20% of the nonloaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.

Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.

Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
The LongTerm Care Rider, the Spouse Life Insurance Rider, the Extended Death Benefit Guarantee Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the fixed investment options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.

Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).
If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy’s Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider.
There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider Benefit
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1)	2% of Long-Term Care Specified Amount in effect; or
(2)	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness.
A policy owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.

Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
Impact of Invoking the Long-Term Care Rider on the Policy and other Riders
While Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the base Policy Specified Amount minus any Indebtedness will be paid.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.

Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Rider Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting classification, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.

Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)	the request must be submitted in writing to the Service Center;
(2)	the conversion right must be exercised while both:
(a)	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
(a)	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accelerated Death Benefit Rider
The benefit associated with the Accelerated Death Benefit Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a non-correctable terminal illness. A terminal illness is an illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The Accelerated Death Benefit Payment can be used for any purpose.
The Rider is elected and therefore attached to the policy at the time a claim is made and approved by Nationwide. The Rider is effective on the date Nationwide approves the claim.
Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:

•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.
•	The Rider cannot be elected while the policy is being kept In Force by the Extended Death Benefit Guarantee Rider.
•	The effective date of the Rider must be at least two years before the Maturity Date.
•	Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).
•	Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.
•	The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.
•	The amount of the Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.
•	A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.
•	The accelerated Death Benefit may not be used if it is subject under law to the claims of any creditors.
If the Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider data page that shows the effect of the Unadjusted Accelerated Death Benefit Payment on policy values.
Accelerated Death Benefit Rider Charges
Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.
The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider data page.
The interest rate used for the interest rate discount component will never be greater than 15%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody’s Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%. In the event that Moody’s Corporate Bond Yield- Monthly Average Corporates is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner.
The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider data page. The maximum risk charge percentage is 5%.
This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy.
Calculation of the Accelerated Death Benefit
When making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage."

The net amount of the Accelerated Death Benefit Payment is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.
The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	Accelerated Death Benefit
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
For example: Assume the Base Policy Specified Amount is $100,000 and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume that there are aggregate outstanding policy loans in the amount of $10,000 and there is unpaid Premium of $500. The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.
Using the above assumptions, here is how the accelerated Death Benefit would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750
Eligibility and Conditions for Payment
The following eligibility and conditions apply for payment under the Rider:
•	The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance provided by elected Riders..
•	Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the Accelerated Death Benefit Payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.
•	Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.

The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options, unless the policy owner elects Directed Monthly Deductions. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
(6)	This rider will terminate if benefits under the Extended Death Benefit Guarantee Rider begin. If benefits under this rider are invoked, the Extended Death Benefit Guarantee Rider will terminate.
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first Policy Monthaversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.

Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, the Total Specified Amount; and whether or not the Accumulation Rider is elected.

The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
If the Accumulation Rider is not elected, generally, current cost of insurance rates for the Additional Term Insurance Rider will be lower than if the Accumulation Rider is elected.
If the Accumulation Rider is elected, generally, current cost of insurance rates for the Additional Term Insurance Rider will be higher than if the Accumulation Rider is not elected. If both the Accumulation Rider and the Additional Term Insurance Rider are elected at issue, a reduced Sales Load will be assessed on a current basis for annualized premium in excess of the Commissionable Target Premium, subject to certain conditions, see Sales Load.
The policy owner may request an illustration with and without the Accumulation Rider to determine its impact on the Sales Load and Additional Term Insurance Rider current cost of insurance charges for the policy.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy. This Rider is not available if the Accumulation Rider is elected.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, a policy owner should consult his/her registered representative to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, see Allocation Restrictions below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, see Interaction with Other Riders below.
If the policy owner does not meet one of the Premium testing methods described in How this Rider Operates, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 20 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Note: Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding availability.
The following investment options are currently permitted while this Rider is In Force:
•	the Fixed Account; and/or
•	any combination of the Sub-Accounts listed below:
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed above. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide’s risk that the Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner’s elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.

Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
•	increasing the Base Policy Specified Amount;
•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.
Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide’s approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;

•	changing the death benefit option; or
•	changing the underwriting classification of the Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.
How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Premium Waiver Rider
If the Premium Waiver Rider was elected, the benefits provided by that Rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10-Year Paid-Up Method tests subject to the following:
•	when qualifying for the benefit under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•	the benefit provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and
•	if the benefit provided by the Premium Waiver Rider in the form of Premium payments is not sufficient to satisfy the Monthly Premium Method or 10-Year Paid-Up Method tests, the policy owner may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.
Waiver of Monthly Deductions Rider
If the Waiver of Monthly Deductions Rider was elected, then upon qualifying for benefits under that Rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while the policy owner is receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.
Long-Term Care Rider
If the Long-Term Care Rider was elected, then upon qualifying for benefits under that Rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the policy's Cash Value. Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.
If the Long-Term Care Rider Specified Amount is greater than the Guarantee Amount, then upon commencement of benefits under the Rider and after termination of the Additional Term Insurance Rider, if applicable, the Long-Term Care Rider Specified Amount will be reduced so that it equals the Base Policy Specified Amount after invocation of the Rider.

Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insured's issue age, sex, underwriting classification, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Accumulation Rider
The Accumulation Rider must be elected at the time of application and cannot be revoked. If this Rider is elected, the Extended Death Benefit Guarantee Rider is not available.
This Rider is intended for policy owners whose goals are to maximize Premium paid and to develop higher Cash Value in later policy years with potential for retirement income.
Policy owners who seek guaranteed death benefit protection with minimum funding of the policy should not elect this Rider. If this Rider is elected, the length of the policy's guaranteed continuation feature may be shorter Guaranteed Policy Continuation.
If elected, this Rider modifies the charge structure and the current and maximum guaranteed policy charges.
Generally, the following factors give a policy with this Rider greater potential to build higher Cash Values and retirement income in later policy years than a policy without this Rider:
•	lower current Sales Load for Premiums received up to the Commissionable Target Premium, and lower guaranteed Sales Load for the first 15 policy years. In addition, if the Additional Term Insurance Rider is elected at issue, a reduced Sales Load will be assessed on a current basis for annualized Premium in excess of the Commissionable Target Premium, subject to conditions, see Sales Load;
•	a current Mortality and Expense Risk Charge of zero with a lower guaranteed maximum;
•	a lower current and guaranteed loan interest charged rate; and
•	the potential to receive a persistency credit in later policy years.

Depending on the characteristics of the Insured, Premiums paid, Total Specified Amount, and other policy elections, the Underwriting and Distribution Charge, Cost of Insurance Charges, and Additional Term Insurance Rider cost of insurance charges may be higher when this Rider is elected, see In Summary: Fee Tables and Standard Policy Charges.
Accumulation Rider Persistency Credit
If the Accumulation Rider is elected, the policy is eligible for a persistency credit if it is maintained through the eligibility date stated on the Policy Data Page. Eligibility dates will vary based on the issue age of the Insured as follows:
Issue Age	Persistency credit eligibility begins on policy anniversary
25 and younger	20
26	19
27	18
28	17
29	16
30	15
31	14
32	13
33	12
34	11
35 and older	10
Persistency credit eligibility ends immediately upon termination of the policy, see Terminating the Policy.
The persistency credit will be paid if the expense, mortality, investment, and persistency experience for all policies issued under this prospectus is at least as favorable as assumed when the policies were issued. For policies which have a Policy Date of 5/06/2013 and after, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.0167% (0.20% annualized) of the policy's Cash Value allocated to the Sub-Accounts. For policies which have a Policy Date that is earlier than 5/06/13, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.025% (0.30% annualized) of the policy's Cash Value allocated to the Sub-Accounts. This percentage is not guaranteed and it will vary based on the extent to which the expected experience is realized. The percentage paid will be determined and applied on a uniform and non-discriminatory basis. Any credit already paid will not be subject to recapture for any reason. For tax purposes, the persistency credit is considered Investment Experience, not Premium.
Nationwide may discontinue offering this credit on a prospective basis for new issues at any time.
The persistency credit, if payable, will be calculated and applied as described below:
•	Beginning on the eligibility date stated in the Policy Data Page, and on each monthly anniversary thereafter, Nationwide will credit the policy with the persistency credit.
•	The monthly credit is equal to the persistency credit percentage multiplied by the policy's Cash Value allocated to the variable account, plus any Net Premium applied to the variable account that day, but after any loan, transfer, or surrender requests are processed, on the applicable monthly anniversary.
•	The monthly credit is calculated before Nationwide processes any monthly deductions. The credit is added proportionately to the investment options according to the policy owner’s most recent allocation instructions.
There is no separate additional charge for this persistency credit feature. If a persistency credit is paid, Nationiwde provide it through a reduction in profit.
Accumulation Rider Surrender Charge Waiver Options:
If the Accumulation Rider is elected, the policy owner may, but is not required to, also elect one of two surrender charge waiver options for an additional monthly charge. The surrender charge waiver option election is only available at the time of application and cannot be revoked.
If a surrender charge waiver option is elected, it will apply to the initial Base Policy Specified Amount and any increases in the Base Policy Specified Amount.
The surrender charge waiver options are intended for policy owners who seek flexibility to surrender the policy or decrease coverage without incurring the full, or any, Surrender Charge during the period(s) when a Surrender Charge would otherwise apply. If a surrender charge waiver option is elected, the additional charge will reduce the policy's long term Cash Value accumulation potential. In addition, the total amount charged for the applicable option, plus any remaining Surrender Charge, may exceed the Surrender Charges that would apply if no waiver option had been elected. This is more likely to occur:
•	if the policy owner pays less than the surrender target premium during the first year after the Policy Date (or effective date of a Base Policy Specified Amount increase) to minimize the applicable Surrender Charges; or
•	if the policy owner does not surrender the policy during the surrender charge waiver option charge period for the initial Base Policy Specified Amount or any Base Policy Specified Amount increase.
Before electing one of these options, the policy owner should request an illustration of the policy with and without the surrender charge waiver options, and carefully weigh all relevant benefit and charge factors.
If a surrender charge waiver option is elected, the applicable surrender charge reduction schedule in the table below will replace the "Reduction of Surrender Charges with the Accumulation Rider" table in the "Surrender Charge" section of this prospectus.
Option 1: Full Surrender Charge Waiver - provides a complete waiver of all otherwise applicable Surrender Charges; or
Option 2: Partial Surrender Charge Waiver - provides lower Surrender Charges and a shorter surrender charge reduction schedule than the otherwise applicable Surrender Charges.
Reduction of Surrender Charges Schedules for the Surrender Charge Waiver Options
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase	Surrender Charge, as a percentage of the initial Surrender Charge for all issue ages
	Option 1	Option 2
1	0%	50%
2	0%	50%
3	0%	50%
4	0%	30%
5	0%	10%
6+	0%	0%
Accumulation Rider Surrender Charge Waiver Option Charge
If a surrender charge waiver option is elected, a separate additional charge will be assessed to compensate Nationwide for underwriting and sales expenses that would otherwise be recouped through Surrender Charges in the event of surrenders, Lapse, and Base Policy Specified Amount decreases in early policy years.
This charge is assessed on a per $1,000 of Base Policy Specified Amount basis for five years from the Policy Date or effective date of a Base Policy Specified Amount increase. The charge will be deducted proportionally from the Sub-Account and fixed investment options allocations, unless the policy owner elects Directed Monthly Deductions,.
On a guaranteed basis, the maximum charge varies based on the option elected, if any, as follows:
Option 1: $0.20 per $1,000 of Base Policy Specified Amount.
Option 2: $0.10 per $1,000 of Base Policy Specified Amount.
On a current basis, the charge varies by option elected and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase, see Appendix D: Surrender Charge Examples with the Accumulation Rider.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.

There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Enhanced Dollar Cost Averaging transfers are not considered transfer events.
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the fixed investment options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.

Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;

(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Gurantee Rider, and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any surrender charge. Interest charged rates may vary if the Accumulation Rider is elected. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.

Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Nationwide will only transfer amounts from the Long-Term Fixed Account if the Sub-Account and Fixed Account allocations are depleted.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the fixed investment options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. If the Accumulation Rider is not elected, the guaranteed maximum annualized interest charged rate is 4.50%. If the Accumulation Rider is elected, the guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.

Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the fixed investment options in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise. If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account. Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted: 1) to exceed $500,000 in any 12-month period (determined on a rolling basis considering any loan repayment allocations during the 12 months prior to the Valuation Period during which Nationwide receives a loan repayment); and/or 2) if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Initial Death Benefit Guarantee Period shown in the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Initial Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period. The Initial Death Benefit Guarantee Period begins when the policy is issued.

If the Accumulation Rider is not elected: How long the guaranteed policy continuation period lasts depends on the Insured's age at the time of policy issuance, as reflected in the following table:
Insured's Attained Age at Policy Issuance:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	5 policy years
If the Accumulation Rider is elected: The duration of the Initial Death Benefit Guarantee Period is five years from the Policy Date for all issue ages.
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	during the Initial Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•	if the Extended Death Benefit Guarantee Rider is elected and the Initial Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.

Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the fixed investment options.
Nationwide will surrender amounts allocated to the Long-Term Fixed only if there is insufficient value in the Sub-Accounts and the Fixed Account. The total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period is limited to the greater of:

(1)	$5,000; or
(2)	10% of the Cash Value in the Long-Term Fixed Account determined as of the Policy Monthaversary, coinciding with or last preceding the date 12 months prior to the beginning of the Valuation Period during which Nationwide received the request. If the request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, a Base Policy Specified Amount decrease due to a partial surrender will result in a loss of any reduction in the current Sales Load applicable to Premium received on and after the date the partial surrender is processed, see Sales Load.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Data Pages. The maximum permitted dollar amount of the accumulated premium account is subject to underwriting limitations in effect at the time of application and is stated in the Policy Data Pages at issue. Contact the Service Center to request current information regarding the Death Benefit Option 3 accumulated premium account maximum dollar amount.

The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the Guaranteed Policy Continuation Provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, a change of death benefit option that does not preserve the policy's Net Amount At Risk will result in a loss of any reduction in the current Premium Load applicable to Premium received on or after the effective date of the death benefit option change, see Premium Load.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:

(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if applicable, the Long-Term Care Rider will remain in effect;
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.

To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.

Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.

Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for favorable tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, which provides that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for favorable tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for favorable tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide favorable tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.

Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $7,500.

Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gain from the sale or surrender of a life insurance policy.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements that apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS as well as the insurance company that issued the policy. Upon receipt of 1) the report of sale from the buyer or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy or a transfer of the policy to a foreign person should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of (1) the HIPAA per diem amount or (2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy may or may not pay a long-term care benefit that is limited to the HIPAA per diem amount , Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the policy owner consults their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.

However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
The Consolidated Appropriations Act, 2021 that was enacted into law on December 27, 2020 changed the interest rate assumption used under Section 7702 to determine the amount of premium allowed to fund a policy. The change is generally favorable and only applies to life insurance policies issued on or after January 1, 2021.

Nationwide Life and Annuity Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.

Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.

Compensation Paid to Insurance Agents Selling this Product
Direct Compensation
The agent who sold this policy represents Nationwide in the placement of the policy and is providing services on behalf of the policy owner. Nationwide provides compensation to the agent for arranging the sale of the policy. This compensation may include commissions and other cash and non-cash compensation (sales incentives). Agents also may receive renewal commissions for servicing policies and keeping them In Force.
Nationwide pays this compensation out of its own resources. The amount of compensation paid varies, depending upon, among other factors, the product type and the features and/or Riders that are attached to the policy. Compensation paid in respect of one product or carrier may exceed compensation payable in respect of a comparable product or carrier.
Moreover, certain policy features or Riders may involve commissions or compensation that differ from compensation payable in respect of "base" or standard contractual features.
Indirect Compensation
Agents who sell this policy are members of firms that are stockholders of M Financial Group. As a stockholder, the agent's firm (a "Member Firm") shares in the profits of M Financial Group via periodic stock dividends.
M Financial Group also maintains an incentive compensation plan pursuant to which it annually distributes to plan participants (e.g., Member Firms or their agents) most of M Financial Group's consolidated profits. Although distributions under the plan are, to some extent, averaged among the various Member Firms, lines of business, and cost centers of M Financial Group, a significant portion of plan distributions are made in proportion to the revenue a Member Firm generates.
Distributions of dividends and incentive compensation to Member Firms or their selling agents are in addition to compensation paid directly to agents by us and other unaffiliated carriers. Many Member Firms remit these distributions to their owners or individual agents (in some cases in proportion to business generated).
M Financial Group derives its revenues from both commissions and asset-based fees that arise from a variety of sources, including:
"Override Compensation" paid to M Financial Group by us and by some other insurance carriers and financial service providers. Override compensation may be based upon such factors as aggregate policy Premiums paid to the carrier from sales by all Member Firms, aggregate assets placed under financial management from sales by all Member Firms, and profits earned and/or services utilized from sales by all Member Firms. The amount of compensation varies among products and carriers. Products or services which involve override commissions for M Financial Group could indirectly provide incentives to agents to recommend such products or similar products or services that do not produce override commissions to M Financial Group.
Reinsurance profits (or, potentially losses) from the mortality, investment, and persistency risks assumed by M Financial Re, including risks related to your policy. Policy performance, charges, and fees are identical regardless of whether or not a policy is reinsured by M Financial Re. Products or services that involve potential reinsurance profits for M Financial Group could indirectly provide incentives to agents to recommend such products over similar products or services that do not result in reinsurance profits to M Financial Group.
Fee payable in respect of underlying investment options. M Financial Group or its subsidiaries receive fees from some of the funds that are investment options under this policy (or from a fund's investment advisor or portfolio manager) to the extent you allocate Cash Value to that fund. In addition, M Financial Investment Advisers, Inc., an affiliate of M Financial Group, is the investment advisor to certain funds and receives investment advisory fees with respect to assets invested in those funds. Fees payable to M Financial Group in respect of assets allocated to one fund may exceed fees payable in respect of assets placed in another fund.
Brokerage fees or commissions for securities transactions (including the sale of this policy) executed by M Holdings Securities, the registered broker-dealer subsidiary of M Financial Group. M Holdings Securities retains a portion of these fees to cover its costs and remits the balance to the Member Firm or its selling agent.

Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the financial statements and schedules of Nationwide Life and Annuity Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is only available in policies issued before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class)
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
This Sub-Account is only available in policies issued before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.

M Fund, Inc. - M Capital Appreciation Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Frontier Capital Management Company, LLC
Investment Objective:	Maximum capital appreciation.
M Fund, Inc. - M International Equity Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	Long term capital appreciation.
M Fund, Inc. - M Large Cap Growth Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	DSM Capital Partners LLC
Investment Objective:	Long term capital appreciation.
M Fund, Inc. - M Large Cap Value Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Brandywine Global Investment Management, LLC
Investment Objective:	Long term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Definitions
Accelerated Death Benefit Payment – The actual benefit amount that will be paid under the Accelerated Death Benefit Rider if the eligibility and conditions for payment are met. The benefit amount paid is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the fixed investment options.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. The Long-Term Fixed Account and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount adjusted for any post issue increases and decreases. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount.
Long-Term Fixed Account – An investment option that is funded by Nationwide’s general account.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.

Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.

Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount elected multiplied by the Base Policy Specified Amount, when a payment is requested under the Accelerated Death Benefit Rider. Policy owners do not receive the unadjusted amount because it does not include risk charges and adjustments made due to the premature payment of the Base Policy Specified Amount.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.

Appendix C: Surrender Charge Examples without the Accumulation Rider
The Surrender Charge Calculation and Reduction of Surrender Charges tables in this Appendix can be used in conjunction with the sample factor tables in Appendix C-1: Surrender Charge Examples without the Accumulation Rider for Policies Issued On And After January 1, 2014 or Appendix C-2: Surrender Charge Examples without the Accumulation Rider for Policies Issued Prior To January 1, 2014 to calculate the Surrender Charge for the policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The full tables of factors needed to calculate the Surrender Charge for any insured are provided in the Statement of Additional Information to this prospectus which is available on request by contacting our Service Center.
Surrender Charge Calculation
The maximum Surrender Charge ("SC") equals the lesser of (a or b), multiplied by p; plus (c multiplied by d). To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by e; and, if applicable, multiply by f; where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first two policy years
(p)	=	is the surrender charge percentage in the range 24% - 65%, which varies by age and sex, from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the sample "Reduction of Surrender Charges without the Accumulation Rider" table below (the full table appears in the "Surrender Charge" section of this prospectus); and
(f)	=	a Surrender Charge reduction factor applicable only to Base Policy Specified Amount increases, 60% in all cases.
Reduction of Surrender Charges without the Accumulation Rider (e) in the formula above
Policy Year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
4	95%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
14	10.0%	0%
15 and thereafter	0%	0%

Appendix C-1: Surrender Charge Examples Without the Accumulation Rider for Policies Issued On and After January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges shown in the Transaction Fees portion of the In Summary: Fee Tables section of the prospectus. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Select Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
3	n/a	1.854	n/a	1.491
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
73	61.233	64.922	73.775	49.328
Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
0	65.0%	65.0%
3	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
73	59.0%	65.0%
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
73	8.30	6.20	6.20	6.20
[1]	"Bands" in the tables correspond to particular ranges of Base Policy Specified Amount. If there are increases, the Total Specified Amount is used:

Band 2	=	Base Policy Specified Amount equal to or greater than $100,000 and less than $250,000.
Band 3	=	Base Policy Specified Amount equal to or greater than $250,000 and less than $500,000.
Band 4	=	Base Policy Specified Amount equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Base Policy Specified Amount equal to or greater than $1,000,000.
Examples
The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 73, standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premium paid in the first policy year is $10,000, and a full surrender is taken during the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 73.775 =$7,377.50	(d)	=	8.30
(b)	=	$10,000	(e)	=	100%
(p)	=	0.59	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1000 = $100

(a) is less than (b), so:
SC	=	[($7,377.50 x 0.59) + ($100 x 8.30)] x 100%
	=	[$4,352.73 + $830] x 100%
	=	$5,182.73 which corresponds to $51.83 per $1,000 of Base Policy Specified Amount ($5,182.73 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$5,182.73 x 77.5% =$4,016.62 which corresponds to $40.17 per $1,000 of Base Policy Specified Amount ($4,016.62 / $100).
The minimum Surrender Charge calculation assumes: the Insured is a female, issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); premium paid in the first two policy years equals the minimum at issue premium required of $929.92, and a full surrender is taken during the 14th policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($10,000,000 / 1,000) x 1.491=$14,910.00	(d)	=	4.00
(b)	=	$929.92	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$10,000,000 / 1000 =$10,000

(a) is greater than (b), so:
SC	=	[($929.92 x 0.65) + ($10,000 x 4.00)] x 10%
	=	[$604.45 + $40,000] x 10%
	=	$4,060.45 which corresponds to $0.41 per $1,000 of Base Policy Specified Amount ($4,060.45 / $10,000).
The representative Surrender Charge calculation assumes: the Insured is a male, issue age 35, select preferred non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premium paid in the first policy year is $7,000, and a complete surrender of the policy in the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.

For this example, assume the Insured is a male, issue age 35, standard non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $6,000. The Policy Date is January 1, 2014. To calculate the maximum Surrender Charge, assume the policy is completely surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13 + $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2015. (Note that the age of the person at the time the increase is issued is age 36, standard non-tobacco rate class, for purposes of finding the correct factors in the tables. Also, note that Band 4 is applicable because the Total Specified Amount $600,000 is used to determine Band). The premiums paid during the first two years after the increase are $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	60%
(c)	=	$100,000 / 1000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 60%
	=	[$534.56 + $455.00] x 100%] x 60%
	=	$989.56 x 60%
	=	$593.74 which corresponds to $5.94 per $1,000 of the Base Policy Specified Amount increase ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2021.
For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% =$3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year Surrender Charge reduction percentage applies to that portion of Base Policy Specified Amount) the applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).

The combined Surrender Charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).

Appendix C-2: Surrender Charge Examples Without the Accumulation Rider for Policies Issued Prior to January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges for policies issued prior to January 1, 2014. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Select Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
3	n/a	1.854	n/a	1.491
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
72	57.393	60.850	69.148	46.433
Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
0	65.0%	65.0%
3	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
72	64.0%	65.0%
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
72	8.20	6.05	6.05	6.05
[1]	"Bands" in the tables correspond to particular ranges of Base Policy Specified Amount. If there are increases, the Total Specified Amount is used:

Band 2	=	Base Policy Specified Amount equal to or greater than $100,000 and less than $250,000.
Band 3	=	Base Policy Specified Amount equal to or greater than $250,000 and less than $500,000.
Band 4	=	Base Policy Specified Amount equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Base Policy Specified Amount equal to or greater than $1,000,000.
Examples
The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 72, standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premium paid in the first policy year is $10,000, and a full surrender is taken during the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 69.148 =$6,914.80	(d)	=	8.20
(b)	=	$10,000	(e)	=	100%
(p)	=	0.64	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1000 = $100

(a) is less than (b), so:
SC	=	[($6,914.80 x 0.64) + ($100 x 8.20)] x 100%
	=	[$4,425.47 + $820] x 100%
	=	$5,245.47 which corresponds to $52.46 per $1,000 of Base Policy Specified Amount ($5,245.47 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$5,245.47 x 77.5% =$4,065.24 which corresponds to $40.66 per $1,000 of Base Policy Specified Amount ($4,065.24 / $100).
The minimum Surrender Charge calculation assumes: the Insured is a female, issue age 3; non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); premium paid in the first two policy years equals the minimum at issue premium required of $929.92, and a full surrender is taken during the 14th policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($10,000,000 / 1,000) x 1.491=$14,910.00	(d)	=	4.00
(b)	=	$929.92	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$10,000,000 / 1000 =$10,000

(a) is greater than (b), so:
SC	=	[($929.92 x 0.65) + ($10,000 x 4.00)] x 10%
	=	[$604.45 + $40,000] x 10%
	=	$4,060.45 which corresponds to $0.41 per $1,000 of Base Policy Specified Amount ($4,060.45 / $10,000).
The representative Surrender Charge calculation assumes: the Insured is a male, issue age 35, select preferred non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premium paid in the first policy year is $7,000, and a complete surrender of the policy in the first policy year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.

For this example, assume the Insured is a male, issue age 35, standard non-tobacco rate class, the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $6,000. The Policy Date is January 1, 2005. To calculate the maximum Surrender Charge, assume the policy is completely surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1000 =$500

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13 + $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006. (Note that the age of the person at the time the increase is issued is age 36, standard non-tobacco rate class, for purposes of finding the correct factors in the tables. Also, note that Band 4 is applicable because the Total Specified Amount $600,000 is used to determine Band). The premiums paid during the first two years after the increase are $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[(the lesser of (a, b) x p) + (c x d)] x e] x f
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	60%
(c)	=	$100,000 / 1000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 60%
	=	[$534.56 + $455.00] x 100%] x 60%
	=	$989.56 x 60%
	=	$593.74 which corresponds to $5.94 per $1,000 of the Base Policy Specified Amount increase ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.
For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% =$3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year Surrender Charge reduction percentage applies to that portion of Base Policy Specified Amount) the applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).

The combined Surrender Charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).

Appendix D: Surrender Charge Examples with the Accumulation Rider
The Surrender Charge Calculation and Reduction of Surrender Charges table in this Appendix can be used in conjunction with the sample factor tables in Appendix D-1: Surrender Charge Examples with the Accumulation Rider for Policies Issued On And After January 1, 2014 or Appendix D-2: Surrender Charge Examples with the Accumulation Rider for Policies Issued Prior To January 1, 2014 to calculate the Surrender Charge for the policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The full tables of factors needed to calculate the Surrender Charge for any insured are provided in the Statement of Additional Information to this prospectus which is available on request by contacting the Service Center.
The maximum Surrender Charge ("SC") equals the lesser of (a or b), multiplied by p; plus (c multiplied by d). To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by e where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
(p)	=	is the surrender charge percentage in the range 21% - 85% which varies by issue age, sex, Total Specified Amount, and Death Benefit option, from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the sample "Reduction of Surrender Charges with the Accumulation Rider" or the "Reduction of Surrender Charges Schedules for the Surrender Charge Waiver Options" table on the next page (the full tables appear in the "Surrender Charge" section of the prospectus or, if one of the Surrender Charge Waiver Options is elected, the "Reduction of Surrender Charges Schedules" table in the "Accumulation Rider" section of the prospectus).
Reduction of Surrender Charges with the Accumulation
Rider (e) in the formula above
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
7	70.0%	60.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%
Reduction of Surrender Charges Schedules for the Surrender
Charge Waiver Options (e) in the formula above
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge for all issue ages:
	Option 1	Option 2
1	0%	50%
2	0%	50%
3	0%	50%
4	0%	30%
5	0%	10%
6+	0%	0%

Appendix D-1: Surrender Charge Examples With the Accumulation Rider for Policies Issued On and After January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges shown in the Transaction Fees portion of the In Summary: Fee Tables section of the prospectus. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
Issue Age	Male	Female
3	2.125	1.708
35	8.963	7.542
36	9.419	7.919
68	54.143	41.998
Surrender Charge Percentage (p) in the formula above1
	Death Benefit Options 1 and 3
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.74539	0.69809	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.75620	0.71080	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74952	0.85000	0.81090	0.85000	0.82934	0.85000	0.83947	0.85000

	Death Benefit Option 2
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.66625	0.60404	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.68183	0.62234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.73112	0.85000	0.79250	0.85000	0.81094	0.85000	0.82107	0.85000
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
68	7.80	5.45	5.45	5.45
[1]	"Bands" in the tables correspond to particular ranges of Total Specified Amount. If there are increases, they are added to the Total Specified Amount to determine the applicable Band:

Band 2	=	Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3	=	Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4	=	Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Total Specified Amounts equal to or greater than $1,000,000.
Examples without Surrender Charge Waiver Options
The examples assume that no Surrender Charge Option Waiver is elected.

The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; the Base Policy Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1 or 3; and a full surrender is taken during either of the first two policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($1,000,000 / 1,000) x 54.143 =$54,143.00	(c)	=	$1,000,000 / 1000 =$1000
(b)	=	$100,000	(d)	=	5.45
(p)	=	0.83947	(e)	=	100%

(a) is less than (b), so:
SC	=	[($54,143.00 x 0.83947) + ($1,000 x 5.45)] x 100%
	=	[$45,451.42 + $5,450] x 100%
	=	$50,901.42 which corresponds to $50.91 per $1,000 of Base Policy Specified Amount ($50,901.42 / $1,000).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =80.0%
SC	=	$50,901.42 x 80.0% =$40,721.14 which corresponds to $40.73 per $1,000 of Base Policy Specified Amount ($40,721.14 / $1000).
The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 3, non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); total premium paid during the first year equals the minimum required at issue premium of $2,241.86; Death Benefit Option 1; and a full surrender is taken during the 10th policy year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($10,000,000 / 1,000) x 1.708 =$17,080.00	(c)	=	$10,000,000 / 1000 =$10,000
(b)	=	$2,241.84	(d)	=	4.00
(p)	=	0.85	(e)	=	8.30%

(b) is less than (a) so:
SC	=	[($2,241.84 x 0.85) + ($10000 x 4)] x 8.30%
	=	[$1,905.56 + $40000] x 8.30%
	=	$41,905.56 x 8.30%
	=	$3,478.16 which corresponds to $0.35 per $1000 of Base Policy Specified Amount ($3,478.16 / $10,000).
The representative Surrender Charge calculation assumes: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first four policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	100%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 100%
	=	[$3,809.28 + $2,250] x 100%
	=	$6,059.28 which corresponds to $12.12 per $1,000 of Base Policy Specified Amount ($6,059.28 / $500).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =95.0%
SC	=	$6,059.28 x 95% =$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.31 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.
For this example, assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $100,000 (Band 2);Death Benefit Option 2; and premiums paid in the first year are $1,000; the Policy Date is January 1, 2014; and the policy is completely surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 8.963 =$896.30	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.66625	(e)	=	100%

(a) is less than (b), so:
SC	=	[($896.30 x 0.66625) + ($100 x 7.50)] x 100%
	=	[$597.16+ $750] x 100%
	=	$1,347.16 which corresponds to $13.48 per $1,000 of Base Policy Specified Amount ($1,347.16 / $100).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2015. (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Also, note that Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band). The premiums paid during the first year after the increase are $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 9.419 =$941.90	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.68183	(e)	=	100%

(a) is less than (b), so:
SC	=	[($941.90 x0.68183) + ($100 x 7.50)] x 100%
	=	[$642.22 + $750] x 100%
	=	$1,392.22 which corresponds to $13.93 per $1,000 of the Base Policy Specified Amount increase ($1,392.22 / $100).
Now assume the policy is completely surrendered in the seventh policy year on March 1, 2021.
For the $100,000 initial Base Policy Specified Amount, (e), issue age 0-49, =70.0%, the applicable Surrender Charge is:
SC	=	$1,347.16 x 70.0% =$943.01 which corresponds to $9.44 per $1,000 of Base Policy Specified Amount ($943.01 / $100).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount.) the applicable Surrender Charge is:
SC	=	$1,392.22 x 95.0% =$1,322.61 which corresponds to $13.23 per $1,000 of Base Policy Specified Amount ($1,322.61/ $100).

The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:
SC	=	$943.01 + $1,322.61 =$2,265.62 which corresponds to $11.33 per $1,000 of Base Policy Specified Amount ($2,265.62 / $200).
Examples with Surrender Charge Waiver Options
The following examples show the impact of electing a Surrender Charge Waiver Option under the Accumulation Rider and are based on the representative Surrender Charge calculation. For comparison, the total amount charged for the applicable option, at the assumed point of surrender based on the representative charge in the In Summary: Fee Table, is also provided and is based on the following formula:
Surrender Charge Waiver Option monthly rate x 12 x (Base Policy Specified Amount / $1,000) x number of completed policy years.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 95%
	=	[$3,809.28 + $2,250] x 95%
	=	$6,059.28 x 95%
	=	$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.32 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600
$3,600.00 + $0.00, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.

If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	10%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 10%
	=	[$3,809.28 + $2,250] x 10%
	=	$6,059.28 x 10%
	=	$605.93 which corresponds to $1.22 per $1,000 of Base Policy Specified Amount ($605.93 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500
$1,500.00 + $605.93, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
The following examples illustrate scenarios which result in the total amount charged for the Surrender Charge Waiver Option plus any remaining Surrender Charge exceeding the Surrender Charge that would have applied at the time of surrender if no waiver option had been elected.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $1,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 95%
	=	[$850.00 + $2,250.00] x 95%
	=	$3,100.00 x 95%
	=	$2,945.00 which corresponds to $5.89 per $1,000 of Base Policy Specified Amount ($2,945.00 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 0%
	=	[$850.00 + $2,250.00] x 0%
	=	$3,100.00 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount currently charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $2,945.00 that would otherwise have been assessed.
Now assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in the tenth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	8.3%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 8.3%
	=	[$3,809.28 + $2,250] x 8.3%
	=	$6,059.28 x 8.3%
	=	$502.92 which corresponds to $1.01 per $1,000 of Base Policy Specified Amount ($502.92 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500.00
$1,500.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

Appendix D-2: Surrender Charge Examples With the Accumulation Rider for Policies Prior to January 1, 2014
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges for policies issued prior to January 1, 2014. The examples utilize the Surrender Charge Calculation and Reduction of Surrender Charges table in Appendix C and the sample tables provided below.
Surrender Target Factor used in (a) of the formula above
Issue Age	Male	Female
3	2.125	1.708
35	8.963	7.542
36	9.419	7.919
68	54.143	41.998
Surrender Charge Percentage (p) in the formula above1
	Death Benefit Options 1 and 3
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.70171	0.66447	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.71264	0.67733	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74832	0.85000	0.80968	0.85000	0.82809	0.85000	0.83821	0.85000

	Death Benefit Option 2
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.62258	0.57042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.63828	0.58887	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.72994	0.85000	0.79130	0.85000	0.80971	0.85000	0.81984	0.85000
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
68	7.80	5.45	5.45	5.45
[1]	"Bands" in the tables correspond to particular ranges of Total Specified Amount. If there are increases, they are added to the Total Specified Amount to determine the applicable Band:

Band 2	=	Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3	=	Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4	=	Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Total Specified Amounts equal to or greater than $1,000,000.

Examples
The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; the Base Policy Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1 or 3; and a full surrender is taken during either of the first two policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($1,000,000 / 1,000) x 54.143 =$54,143.00	(c)	=	$1,000,000 / 1000 =$1000
(b)	=	$100,000	(d)	=	5.45
(p)	=	0.83821	(e)	=	100%

(a) is less than (b), so:
SC	=	[($54,143.00 x 0.83821) + ($1,000 x 5.45)] x 100%
	=	[$45,383.20 + $5,450] x 100%
	=	$50,833.20 which corresponds to $50.84 per $1,000 of Base Policy Specified Amount ($50,833.20 / $1,000).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =80.0%
SC	=	$50,833.20 x 80.0% =$40,666.56 which corresponds to $40.67 per $1,000 of Base Policy Specified Amount ($40,666.56 / $1,000).
The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 3, non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); total premium paid during the first year equals the minimum required at issue premium of $2,241.86; Death Benefit Option 1; and a full surrender is taken during the 10th policy year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($10,000,000 / 1,000) x 1.708 =$17,080.00	(c)	=	$10,000,000 / 1000 =$10,000
(b)	=	$2,241.86	(d)	=	4.00
(p)	=	0.85	(e)	=	8.30%

(b) is less than (a) so:
SC	=	[($2,241.86 x 0.85) + ($10,000 x 4)] x 8.30%
	=	[$1,905.58 + $40,000] x 8.30%
	=	$41,905.58 x 8.30%
	=	$3,478.16 which corresponds to $0.35 per $1,000 of Base Policy Specified Amount ($3,478.16 / $10,000).
The representative Surrender Charge calculation assumes: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first four policy years.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	100%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 100%
	=	[$3,809.28 + $2,250] x 100%
	=	$6,059.28 which corresponds to $12.12 per $1,000 of Base Policy Specified Amount ($6,059.28 / $500).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =95.0%
SC	=	$6,059.28 x 95% =$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.31 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase.
For this example, assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $100,000 (Band 2);Death Benefit Option 2; and premiums paid in the first year are $1,000; the Policy Date is January 1, 2009; and the policy is completely surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 8.963 =$896.30	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.62258	(e)	=	100%

(a) is less than (b), so:
SC	=	[($896.30 x0.62258) + ($100 x 7.50)] x 100%
	=	[$558.02+ $750] x 100%
	=	$1,308.02 which corresponds to $13.09 per $1,000 of Base Policy Specified Amount ($1,308.02 / $100).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2010. (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Also, note that Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band). The premiums paid during the first year after the increase are $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($100,000 / 1,000) x 9.419 =$941.90	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.63828	(e)	=	100%

(a) is less than (b), so:
SC	=	[($941.90 x0.63828) + ($100 x 7.50)] x 100%
	=	[$601.20 + $750] x 100%
	=	$1,351.20 which corresponds to $13.52 per $1,000 of the Base Policy Specified Amount increase ($1,351.20 / $100).
Now assume the policy is completely surrendered in the seventh policy year on March 1, 2015.
For the $100,000 initial Base Policy Specified Amount, (e), issue age 0-49, =70.0%, the applicable Surrender Charge is:
SC	=	$1,308.02 x 70.0% =$915.61 which corresponds to $9.16 per $1,000 of Base Policy Specified Amount ($915.61 / $100).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount.) the applicable Surrender Charge is:
SC	=	$1,351.20 x 95.0% =$1,283.64 which corresponds to $12.84 per $1,000 of Base Policy Specified Amount ($1,283.64/ $100).

The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:
SC	=	$915.61 + $1,283.64 =$2,199.25 which corresponds to $11.00 per $1,000 of Base Policy Specified Amount ($2,199.25 / $200).
Examples with Surrender Charge Waiver Options
The following examples show the impact of electing a Surrender Charge Waiver Option under the Accumulation Rider and are based on the representative Surrender Charge calculation. For comparison, the total amount charged for the applicable option, at the assumed point of surrender based on the representative charge in the In Summary: Fee Table, is also provided and is based on the following formula:
Surrender Charge Waiver Option monthly rate x 12 x (Base Policy Specified Amount / $1,000) x number of completed policy years.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 95%
	=	[$3,809.28 + $2,250] x 95%
	=	$6,059.28 x 95%
	=	$5,756.32 which corresponds to $11.52 per $1,000 of Base Policy Specified Amount ($5,756.32 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600
$3,600.00 + $0.00, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.

If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	10%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 10%
	=	[$3,809.28 + $2,250] x 10%
	=	$6,059.28 x 10%
	=	$605.93 which corresponds to $1.22 per $1,000 of Base Policy Specified Amount ($605.93 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500
$1,500.00 + $605.93, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.
The following examples illustrate scenarios which result in the total amount charged for the Surrender Charge Waiver Option plus any remaining Surrender Charge exceeding the Surrender Charge that would have applied at the time of surrender if no waiver option had been elected.
Assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $1,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	95%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 95%
	=	[$850.00 + $2,250.00] x 95%
	=	$3,100.00 x 95%
	=	$2,945.00 which corresponds to $5.89 per $1,000 of Base Policy Specified Amount ($2,945.00 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$1,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(b) is less than (a), so:
SC	=	[($1,000.00 x 0.85) + ($500 x 4.50)] x 0%
	=	[$850.00 + $2,250.00] x 0%
	=	$3,100.00 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount currently charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $2,945.00 that would otherwise have been assessed.
Now assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in the tenth policy year.
If no surrender charge waiver option is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	8.3%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 8.3%
	=	[$3,809.28 + $2,250] x 8.3%
	=	$6,059.28 x 8.3%
	=	$502.92 which corresponds to $1.01 per $1,000 of Base Policy Specified Amount ($502.92 / $500).
If Option 1, the full surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:
=$0.12 x 12 x ($500,000 / $1,000) x 5 =$3,600.00
$3,600.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

If Option 2, the partial surrender charge waiver option, is elected:
SC	=	[(the lesser of (a, b) x p) + (c x d)] x e
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.85	(e)	=	0%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.85) + ($500 x 4.50)] x 0%
	=	[$3,809.28 + $2,250] x 0%
	=	$6,059.28 x 0%
	=	$0.00 which corresponds to $0.00 per $1,000 of Base Policy Specified Amount ($0.00 / $500).
For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:
=$0.05 x 12 x ($500,000 / $1,000) x 5 =$1,500.00
$1,500.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

Appendix E: Underwriting and Distribution Charge Examples without the Accumulation Rider
The information in the tables on this page is used to show how monthly Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount are used to calculate the dollar amount of the charge based on the Base Policy Specified Amount and an Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase. Numbers in the tables below are for example purposes and may be rounded up to the nearest one-hundredth decimal place. For current rates applicable to your policy, please request an illustration or contact our Service Center.
The applicable Underwriting and Distribution Charge rate is set based on two factors:
(1)	the Insured's Attained Age on the Policy Date or effective date of an increase in the Base Policy Specified Amount;
(2)	the Total Base Policy Specified Amount at the time of determination.
Guaranteed Maximum Rates:
Attained Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount (Tier 1)	Per $1,000 Charge for the Base Policy Specified Amount in excess of $250,000 (Tier 2)
All Ages	$0.20	$0.10
Current Rates:
Attained Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount (Tier 1)	Per $1,000 Charge for the Base Policy Specified Amount in excess of $250,000 (Tier 2)
0	$0.13	$0.03
35	$0.13	$0.03
37	$0.14	$0.03
The monthly Underwriting and Distribution Charge is calculated using the rates in the table above as follows:
•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus
•	any Base Policy Specified Amount above $250,000 multiplied by the applicable Tier 2 rate; divided by
•	$1,000.
This is also expressed by the following formula:
[Minimum of ($250,000 and BPSA) x Tier 1 rate + Maximum of ($0.00 and (BPSA - $250,000)) x Tier 2 rate] / $1,000
The maximum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.20 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is any issue age; any sex; with a Base Policy Specified Amount of $250,000 and guaranteed rates apply.
The monthly charge	=	[$250,000 x 0.20] / $1,000
	=	[$50,000] / $1,000
	=	$50 or $0.20 per $1,000 of Base Policy Specified Amount ($50 / 250)
The minimum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.04 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 0; any sex; with a Base Policy Specified Amount of $10,000,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.13) + (($10,000,000 - $250,000) x 0.03)] / $1,000
	=	[($250,000 x 0.13) + ($9,750,000 x 0.03)] / $1,000
	=	[$32,500 + $292,500] / $1,000
	=	$325,000 / $1,000
	=	$325 or $0.04 per $1,000 of Base Policy Specified Amount ($325 / 10,000)

The representative Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.08 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 35; any sex; with a Base Policy Specified Amount of $500,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.13) + (($500,000 - $250,000) x 0.03)] / $1,000
	=	[($250,000 x 0.13) + ($250,000 x 0.03)] / $1,000
	=	[$32,500 + $7,500] / $1,000
	=	$40,000 / $1,000
	=	$40 or $0.08 per $1,000 of Base Policy Specified Amount ($40 / 500)
The following monthly Underwriting and Distribution Charge examples show the impact of a Base Policy Specified Amount increase. To start, the calculation assumes: the Insured is a male, issue age 35; the Base Policy Specified Amount is $200,000 on the Policy Date; and current rates apply.
The monthly charge	=	[$200,000 x 0.13] / $1,000
	=	$26,000 / $1,000
	=	$26 or $0.13 per $1,000 of Base Policy Specified Amount ($26 / 200)
Now assume a Base Policy Specified Amount increase of $200,000 when the Insured reaches Attained Age 37, and current rates still apply. The Base Policy Specified Amount is now $400,000. The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $200,000 of the Base Policy Specified Amount remains $26. The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.
The first $50,000 of the increase is in Tier 1 and the remaining $150,000 is in Tier 2.
The monthly charge for the increase only	=	[($50,000 x 0.14) + ($150,000 x 0.03)] / $1,000
	=	[$7,000 + $4,500] / $1,000
	=	$11,500 / $1,000
	=	$11.50 or $0.06 per $ 1,000 of the Base Policy Specified Amount increase ($11.50 / 200)
The total monthly Underwriting and Distribution charge from the effective date of the increase until the end of the fifth Policy Year =$26 + $11.50 =$37.50 or $0.10 per $ 1,000 of Base Policy Specified Amount ($37.50 / 400).
After the end of the fifth Policy Year, the portion of the Underwriting and Distribution Charge based on the initial Base Policy Specified Amount will be $0.00, so assuming no further increases the remaining charge will be $11.50, or $0.03 per $1,000 of Base Policy Specified Amount ($11.50 / $400) until the end of the fifth year after the effective date of the increase after which there will be no Underwriting and Distribution Charge unless you request additional increases.

Appendix F: Underwriting and Distribution Charge Examples with the Accumulation Rider
The information in the tables on this page is used to show how monthly Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount are used to calculate the dollar amount of the charge based on the Base Policy Specified Amount and an Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase. Numbers in the tables below are for example purposes and may be rounded up to the nearest one-hundredth decimal place. A complete table of the guaranteed maximum rates is provided in the Statement of Additional Information to this prospectus which is available on request by contacting our Service Center. For current rates applicable to your policy, please request an illustration or contact our Service Center.
The applicable Underwriting and Distribution Charge rate is set based on three factors:
(1)	the Insured's Attained Age on the Policy Date or effective date of an increase in the Base Policy Specified Amount;
(2)	the Death Benefit option in effect on the Policy Date or effective date of an increase in the Base Policy Specified Amount;1 and
(3)	the applicable Base Policy Specified Amount Tier based on the Base Policy Specified Amount at the time of determination.
[1]	The applicable Attained Age is the Policy Date for the initial Base Policy Specified Amount or the effective date of a Base Policy Specified Amount increase. The applicable Death Benefit option is the death benefit option in effect on the date of determination.
Guaranteed Maximum Rates:
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.13	0.09
55	0.35	0.27	0.24	0.50	0.42	0.39
60	0.51	0.34	0.31	0.68	0.50	0.47
85	1.00	0.84	0.84	1.18	1.01	1.01
Current Rates for policies with a Policy Date on or after May 6, 2013:
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.07	0.11	0.08
35	0.30	0.10	0.07	0.17	0.19	0.14
85	1.00	0.84	0.84	1.18	0.86	0.86
Current Rates for policies with a Policy Date prior to May 6, 2013:
	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
Insured's Attained Age	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
0	0.13	0.05	0.01	0.13	0.11	0.08
35	0.30	0.10	0.07	0.34	0.19	0.14
85	1.00	0.84	0.84	1.18	0.86	0.86
The monthly Underwriting and Distribution Charge is calculated using the rates in the table above as follows:
•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus
•	any Base Policy Specified Amount above $250,000 up to, and including, $500,000 multiplied by the applicable Tier 2 rate; plus
•	any Base Policy Specified Amount above $500,000 multiplied by the applicable Tier 3 rate; divided by $1,000.
This is also expressed by the following formula:

[Minimum of ($250,000 and BPSA) x Tier 1 rate + Minimum of ((Maximum of ($0.00 and BPSA - $250,000)) and $250,000) x Tier 2 rate + Maximum of ($0.00 and BPSA - $500,000) x Tier 3 rate] / $1,000
The maximum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $1.18 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 85; any sex; Death Benefit Option 2; with a Base Policy Specified Amount of $250,000; and the guaranteed maximum rates apply.
The monthly charge	=	[$250,000 x 1.18] / $1,000
	=	$295,000 / $1,000
	=	$295 or $1.18 per $1,000 of Base Policy Specified Amount ($295 / 250)
The minimum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.02 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 0; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $10,000,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.13) + ($250,000 x 0.05) + (($10,000,000 - $500,000) x 0.01)] / $1,000
	=	[($250,000 x 0.13) + ($250,000 x 0.05) + ($9,500,000 x 0.01)] / $1,000
	=	[32,500 + $12,500 + $95,000] / $1,000
	=	$140,000 / $1,000
	=	$140 or $0.02 per $1,000 of Base Policy Specified Amount ($140 / 10,000)
The representative Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.20 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 35; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $500,000; and current rates apply.
The monthly charge	=	[($250,000 x 0.30) + (($500,000 - $250,000) x 0.10)] / $1,000
	=	[($250,000 x 0.30) + ($250,000 x 0.10)] / $1,000
	=	[$75,000 + $25,000] / $1,000
	=	$100,000 / $1,000
	=	$100 or $0.20 per $1,000 of Base Policy Specified Amount ($100 / $500)
The following monthly Underwriting and Distribution Charge examples show the impact of a Base Policy Specified Amount increase. To start, the calculation assumes: the Insured is a male, issue age 55, Death Benefit Option 1 is elected, the Base Policy Specified Amount is $400,000 on the Policy Date; and the guaranteed maximum rates apply.
The monthly charge	=	[($250,000 x 0.35) + (($400,000 – 250,000) x 0.27)] / $1,000
	=	[($250,000 x 0.35) + ($150,000) x 0.27)] / $1,000
	=	[$87,500 + $40,500] / $1,000
	=	$128,000 / $1,000
	=	$128 or $0.32 per $1,000 of Base Policy Specified Amount ($128 / 400)
Now assume a Base Policy Specified Amount increase of $250,000 when the Insured reaches Attained Age 60, Death Benefit Option 1 and the guaranteed maximum rates still apply. The Base Policy Specified amount is now $650,000. The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $400,000 of the Base Policy Specified Amount remains $128. The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.

The first $100,000 of the increase is in Tier 2 (BPSA > $250,000, and < $500,000) and the remaining $150,000 is in Tier 3 (BPSA > $500,000).
The monthly charge for the increase only	=	[($100,000 x 0.34) + ($150,000 x 0.31)] / $1,000
	=	[$34,000 + $46,500] / $1,000
	=	$80,500 / $1,000
	=	$80.50 or $0.33 per $ 1,000 of the Base Policy Specified Amount increase ($80.50 / 250)
The total monthly Underwriting and Distribution Charge from the effective date of the increase to the end of the tenth Policy Year =$128 + $80.50 =$208.50 or $0.33 per $ 1,000 of Base Policy Specified Amount ($208.50 / 650).
After the end of the tenth Policy Year, the portion of the Underwriting and Distribution Charge based on the initial Base Policy Specified Amount will be $0.00, so assuming no further increases the remaining charge will be $80.50, or $0.13 per $1,000 of Base Policy Specified Amount ($80.50 / $650) until the end of the tenth year after the effective date of the increase after which there will be no Underwriting and Distribution Charge unless you request additional increases.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life and Annuity Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life and Annuity Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-21697
Securities Act of 1933 Registration File No. 333-146650